Common Equity Units	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Common Equity Units [Text Block]
15. Common Equity Units
Acquisition of ALICO
In connection with the financing of the acquisition of ALICO in November 2010, MetLife, Inc. issued to AM Holdings 40.0 million common equity units with an aggregate stated amount at issuance of $3.0 billion and an estimated fair value of $3.2 billion. Each common equity unit had an initial stated amount of $75 per unit and initially consisted of: (i) three purchase contracts (the “Series C Purchase Contracts,” the “Series D Purchase Contracts” and the “Series E Purchase Contracts” and, together, the “Purchase Contracts”), obligating the holder to purchase, on a subsequent settlement date, a variable number of shares of MetLife, Inc. common stock, par value $0.01 per share, for a purchase price of $25 ($75 in the aggregate); and (ii) a 1/40 undivided beneficial ownership interest in each of three series of Debt Securities issued by MetLife, Inc., each series of Debt Securities having an aggregate principal amount of $1.0 billion. Distributions on the common equity units were made quarterly, and consisted of contract payments on the Purchase Contracts and interest payments on the Debt Securities, at an aggregate annual rate of 5.00% of the stated amount at any time. The excess of the estimated fair value of the common equity units over the estimated fair value of the Debt Securities (see Note 12), after accounting for the present value of future contract payments recorded in other liabilities, resulted in a net decrease to additional paid-in capital of $69 million, representing the fair value of the Purchase Contracts discussed below. On March 8, 2011, AM Holdings sold, in a public offering, all the common equity units it received as consideration from MetLife in connection with the acquisition of ALICO.
Purchase Contracts
Settlement of the Purchase Contracts of each series occurred upon the successful remarketing of the related series of Debt Securities. On each settlement date subsequent to a successful remarketing, the holder paid $25 per common equity unit and MetLife, Inc. issued to such holder a variable number of shares of its common stock in settlement of the applicable Purchase Contract. The number of shares issued depended on the average of the daily volume-weighted average prices of MetLife, Inc.’s common stock during the 20 trading day periods ending on, and including, the third day prior to the initial scheduled settlement date for each series of Purchase Contracts. All Purchase Contracts have been settled as described in “— Remarketing of Senior Debt Securities and Settlement of Stock Purchase Contracts.”
Distributions on the Purchase Contracts were made quarterly at an average annual rate of 3.02%. The value of all Purchase Contracts at issuance of $247 million was calculated as the present value of the future contract payments and was recorded in other liabilities with an offsetting decrease in additional paid-in capital. The other liabilities balance was reduced as contract payments were made. Contract payments of $21 million, $48 million and $84 million were made for the years ended December 31, 2014, 2013 and 2012, respectively.
Debt Securities
The Debt Securities are senior, unsecured notes of MetLife, Inc. which, in the aggregate, pay quarterly distributions and are included in long-term debt (see Note 12 for further discussion of terms). Each series of the Debt Securities was remarketed and sold on behalf of participating holders to investors. The proceeds of a remarketing, net of any related fees, were applied on behalf of participating holders who so elected to settle any obligation of the holder to pay cash under the related Purchase Contract on the applicable settlement dates. All Purchase Contracts have been settled as described in “— Remarketing of Senior Debt Securities and Settlement of Stock Purchase Contracts.”
Remarketing of Senior Debt Securities and Settlement of Stock Purchase Contracts
In October 2014, September 2013 and October 2012, MetLife, Inc. closed the successful remarketings of senior debt securities underlying the common equity units. The Series E Debt Securities were remarketed in September and October 2014 as 1.903% Series E senior debt securities Tranche 1 due December 2017 and 4.721% Series E senior debt securities Tranche 2 due December 2044. The Series D Debt Securities were remarketed in September 2013 as 4.368% senior debt securities and are due September 2023. The Series C Debt Securities were remarketed as 1.756% Series C senior debt securities Tranche 1 due December 2017 and 3.048% Series C senior debt securities Tranche 2 due December 2022. MetLife, Inc. did not receive any proceeds from the remarketings. Most holders of common equity units used the remarketing proceeds to settle their payment obligations under the applicable stock purchase contracts. The subsequent settlement of the stock purchase contracts provided proceeds to MetLife, Inc. of $1.0 billion in each of October 2014, September 2013 and October 2012 in exchange for shares of MetLife, Inc.’s common stock. In October 2014, September 2013 and October 2012, MetLife, Inc. delivered 22,907,960 shares, 22,679,955 shares and 28,231,956 shares, respectively, of its newly issued common stock to settle the stock purchase contracts.